Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll Liabilities	$ 2,496	$ 1,007
Accrued Expenses	1,242	36
Others	68	30
Total accrued expenses and other current liabilities	$ 3,806	$ 1,073